PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Schedule of changes in projected pension benefit obligations and plan assets (Details) - IDR (Rp) Rp in Millions		12 Months Ended
	Apr. 23, 2021	Dec. 31, 2023	Dec. 31, 2022
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefit obligations at beginning of year		Rp 8,509,000	Rp 9,717,000
Service costs		657,000	504,000
Interest costs and interest income from assets		595,000	607,000
Plan administration cost		187,000	227,000
Interest expense on effect of asset ceiling		3,000
Additional welfare benefits		50,000	65,000
Cost recognized in the consolidated statement of profit or loss		1,492,000	1,403,000
Actuarial (gain) loss on:
Experience adjustments		(892,000)	(1,468,000)
Changes in demographic assumptions			(1,000)
Changes in financial assumptions		3,215,000	(233,000)
Return on plan assets (excluding amount included in net interest expense)		(537,000)	82,000
Changes in asset ceiling excluding amount in net interest		(88,000)	84,000
Cost recognized in OCI		1,698,000	(1,536,000)
Employer's contributions		(1,639,000)	(719,000)
Benefits paid		(149,000)	(291,000)
Benefits paid by employer		(50,000)	(65,000)
Benefit obligation from transferred employees		62,000
Effect on transfer of IndiHome business to Telkomsel		(61,000)
Pension benefit obligations at end of year		9,862,000	8,509,000
Projected pension benefit obligation at end of year		9,862,000	8,509,000
Telkomsel
Actuarial (gain) loss on:
Employer's contributions	Rp (857,000)
Pension plan participants' contributions	Rp 73,000
Pension benefit obligations at end of year		20,500
Benefit plan obligations | Defined pension benefit plan | Telkomsel | Funded
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefit obligations at beginning of year		5,128,000	5,020,000
Service costs		331,000	326,000
Interest costs and interest income from assets		369,000	328,000
Cost recognized in the consolidated statement of profit or loss		700,000	654,000
Actuarial (gain) loss on:
Experience adjustments		(76,000)	(1,000)
Changes in demographic assumptions			(1,000)
Changes in financial assumptions		(40,000)	(67,000)
Return on plan assets (excluding amount included in net interest expense)			(186,000)
Cost recognized in OCI		(116,000)	(255,000)
Benefits paid		(149,000)	(291,000)
Benefit obligation from transferred employees		233,000
Pension benefit obligations at end of year		5,796,000	5,128,000
Projected pension benefit obligation at end of year		4,726,000	4,275,000
Benefit plan obligations | Defined pension benefit plan | The Company | Funded
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefit obligations at beginning of year		23,136,000	23,838,000
Service costs		326,000	178,000
Settlement loss		(2,000)
Interest costs and interest income from assets		1,573,000	1,635,000
Plan administration cost		(126,000)
Additional welfare benefits		50,000	65,000
Cost recognized in the consolidated statement of profit or loss		1,821,000	1,878,000
Actuarial (gain) loss on:
Experience adjustments		91,000	(737,000)
Changes in financial assumptions		906,000	(30,000)
Cost recognized in OCI		997,000	(767,000)
Pension plan participants' contributions		17,000	19,000
Benefits paid		(1,972,000)	(1,767,000)
Benefits paid by employer		(50,000)	(65,000)
Effect on transfer of IndiHome business to Telkomsel		(231,000)
Pension benefit obligations at end of year		23,718,000	23,136,000
Projected pension benefit obligation at end of year		3,666,000	4,234,000
Benefit plan obligations | Post-employment health care benefit cost | The Company
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefit obligations at beginning of year		12,878,000	13,416,000
Interest costs and interest income from assets		913,000	982,000
Cost recognized in the consolidated statement of profit or loss		913,000	982,000
Actuarial (gain) loss on:
Experience adjustments		(907,000)	(730,000)
Changes in financial assumptions		2,349,000	(136,000)
Cost recognized in OCI		1,442,000	(866,000)
Benefits paid		(586,000)
Benefits paid by employer			(654,000)
Effect on transfer of IndiHome business to Telkomsel		(23,000)
Pension benefit obligations at end of year		14,624,000	12,878,000
Projected pension benefit obligation at end of year		1,470,000
Benefit plan assets | Defined pension benefit plan | Telkomsel | Funded
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefit obligations at beginning of year		(853,000)	(832,000)
Interest costs and interest income from assets		(67,000)	(58,000)
Plan administration cost		0
Cost recognized in the consolidated statement of profit or loss		(67,000)	(58,000)
Actuarial (gain) loss on:
Return on plan assets (excluding amount included in net interest expense)		25,000	37,000
Cost recognized in OCI		25,000	37,000
Employer's contributions		(4,000)
Benefit obligation from transferred employees		(171,000)
Pension benefit obligations at end of year		(1,070,000)	(853,000)
Benefit plan assets | Defined pension benefit plan | The Company | Funded
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefit obligations at beginning of year		(18,902,000)	(18,947,000)
Settlement loss		2,000
Interest costs and interest income from assets		(1,295,000)	(1,347,000)
Plan administration cost		126,000	63,000
Cost recognized in the consolidated statement of profit or loss		(1,167,000)	(1,284,000)
Actuarial (gain) loss on:
Return on plan assets (excluding amount included in net interest expense)		(473,000)	300,000
Cost recognized in OCI		(473,000)	300,000
Employer's contributions		(1,635,000)	(719,000)
Pension plan participants' contributions		(17,000)	(19,000)
Benefits paid		1,972,000	1,767,000
Effect on transfer of IndiHome business to Telkomsel		170,000
Pension benefit obligations at end of year		(20,052,000)	(18,902,000)
Benefit plan assets | Post-employment health care benefit cost | The Company
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefit obligations at beginning of year		(12,878,000)	(12,778,000)
Interest costs and interest income from assets		(898,000)	(933,000)
Plan administration cost		187,000	164,000
Interest expense on effect of asset ceiling		3,000
Cost recognized in the consolidated statement of profit or loss		(708,000)	(769,000)
Actuarial (gain) loss on:
Return on plan assets (excluding amount included in net interest expense)		(89,000)	(69,000)
Changes in asset ceiling excluding amount in net interest		(88,000)	84,000
Cost recognized in OCI		(177,000)	15,000
Benefits paid		586,000
Benefits paid by employer			654,000
Effect on transfer of IndiHome business to Telkomsel		23,000
Pension benefit obligations at end of year		Rp (13,154,000)	Rp (12,878,000)